Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 241,553	$ 255,548	$ 97,312
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	83,563	29,292	(66,958)
Other comprehensive income (loss):
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	2,453	3,304	2,320
Amounts reclassified from accumulated other comprehensive loss, net of tax
Other comprehensive income (loss)	94,416	52,851	(49,068)
Comprehensive income	335,969	308,399	48,244
Non-controlling interest in comprehensive income	18,197	15,078	7,411
Comprehensive income (loss), net of tax, attributable to preferred unitholders	25,606	25,702	25,702
Company / General and limited partners' interest in comprehensive income	292,166	267,619	15,131
To equity income
Other comprehensive income (loss):
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	8,400	20,255	15,570
To interest expense
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax		7,257	(8,481)
Other comprehensive income (loss):
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	$ 2,453	$ 3,304	$ 2,320